CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss) income	$ 373	$ (530)	$ 6,040	$ (1,906)	$ (8,985)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation and amortization of property and equipment			8,374	4,637	4,405
Amortization of intangibles			3,057	3,082	3,986
Amortization of deferred financing costs			175	175	696
Provision for doubtful accounts			1,038	482	2,156
Gain on sale of property and equipment			(372)	(1,280)	(240)
Noncash stock compensation				4,658	780
Gain on extinguishment of debt					(18,542)
Deferred income taxes			(1,782)	(767)	(1,536)
Other			(292)	210	2,761
Changes in assets and liabilities, excluding effects of acquisitions
Accounts receivable			(12,777)	(6,858)	(5,457)
Inventories			(2,945)	(1,845)	1,603
Other assets			(2,270)	(1,948)	(379)
Accounts payable			3,902	2,013	(980)
Income taxes payable			(2,602)	2,339	1,225
Other liabilities			4,678	1,602	5,752
Net cash (used in) provided by operating activities	5,030	(8,555)	4,224	4,594	(12,755)
Cash flows from investing activities
Restricted cash		95	95		459
Purchases of property and equipment	(749)	(635)	(2,665)	(2,929)	(1,062)
Acquisitions of businesses	(2,006)	(687)	(1,181)	(823)
Proceeds from sale of property and equipment	160	112	1,240	176	343
Proceeds from insurance				833	441
Net cash provided by (used in) investing activities	(2,595)	(1,115)	(2,511)	(2,743)	181
Cash flows from financing activities
Proceeds from issuance of common stock, net of costs	87,645
Redemption of Redeemable Preferred Stock	(75,735)
(Payments) proceeds from revolving line of credit, net	(8,714)	9,965	10,038	486	(4,472)
Proceeds from refinancing revolving line of credit					16,744
Principal payments on long term debt	(296)	(46)	(513)	(511)	(9,960)
Payments on capital lease obligations	(2,120)	(1,141)	(6,625)	(2,956)	(2,181)
Payments for deferred offering costs	(2,130)		(4,446)
Capital contributions				2,500	12,628
Deferred financing activities					(814)
Net cash (used in) provided by financing activities	(1,350)	8,778	(1,546)	(481)	11,945
Net change in cash	1,085	(892)	167	1,370	(629)
Cash at beginning of period	4,065	3,898	3,898	2,528	3,157
Cash at end of period	5,150	3,006	4,065	3,898	2,528
Supplemental disclosures of cash flow information Net cash paid during the period for:
Interest	313	199	2,038	1,893	3,400
Income taxes, net of refunds	467	4,157	8,254	378	199
Supplemental disclosure of noncash investing and financing activities
Vehicles capitalized under capital leases and related lease obligations	4,633	2,991	17,123	11,090	2,816
Common stock issued for acquisition of business				4,100
Note payable issued in connection with acquisition of business		300	300	571
Notes payable issued for acquisition of assets				115
Unpaid offering costs	$ 2,085		$ 710